Vessels (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessel	$ 19,675	$ 0
Gain on sale of vessel	1,296	0
M/T Attikos
Property Plant And Equipment [Line Items]
Date of vessel sale	Feb. 14, 2012
DWT	12,000
Year built	2005
Net proceeds from sale of vessel	9,819
Gain on sale of vessel	943
M/T Aristofanis
Property Plant And Equipment [Line Items]
Date of vessel sale	Apr. 04, 2012
DWT	12,000
Year built	2005
Net proceeds from sale of vessel	9,882
Gain on sale of vessel	$ 353